Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the financial instruments of the master trust at fair value by caption on the statements of net assets available for benefits and by category of the valuation hierarchy (as described above) as of December 31, 2025 and 2024. The master trust had no assets classified within Level 2 or Level 3 of the valuation hierarchy.
Master trust assets measured at fair value on a recurring basis:

December 31, 2025	Level 1	NAV (a)	Total
Common collective trusts	$—	$681,459,280	$681,459,280
Registered investment companies	452,989,632	—	452,989,632
Pooled separate accounts	—	151,624,798	151,624,798
Corporate common stock	93,113,165	—	93,113,165
Cash	4,805,431	—	4,805,431
	$550,908,228	$833,084,078	$1,383,992,306

December 31, 2024	Level 1	NAV (a)	Total
Common collective trusts	$—	$611,412,373	$611,412,373
Registered investment companies	385,843,440	—	385,843,440
Pooled separate accounts	—	140,662,433	140,662,433
Corporate common stock	68,021,722	—	68,021,722
Cash	3,451,804	—	3,451,804
	$457,316,966	$752,074,806	$1,209,391,772
(a) Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in Note 3 and to the statements of net assets available for benefits.
The following table presents the financial instruments of these self-directed accounts at fair value by caption on the statements of net assets available for benefits and by category of the valuation hierarchy (as described above) as of December 31, 2025 and 2024.

December 31, 2025	Level 1	Total
Registered investment companies	$3,938,119	$3,938,119

December 31, 2024	Level 1	Total
Registered investment companies	$2,184,749	$2,184,749